FIRST INVESTORS CASH MANAGEMENT FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                   May 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Cash Management Fund, Inc.
                           File Nos. 2-62347 and 811-2860

Gentlemen:

         Pursuant to Rule 497(j) of the  Securities Act of 1933, as amended (the
"Act"),   First  Investors  Cash  Management  Fund,  Inc.  (the  "Fund")  hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   24  was   filed
electronically with the Commission.

                                                 Very truly yours,

                                                 FIRST INVESTORS
                                                 CASH MANAGEMENT FUND, INC.


                                                 By: /s/ C. Durso
                                                     C. Durso, Vice President